Investments - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 28, 2019	Jan. 03, 2018	Dec. 31, 2019	Dec. 31, 2018
Investments with investee names [line items]
Proceeds from disposal of investments and other			$ 23,327	$ 24,770
Common shares received in consideration of a convertible debenture payment			10,912	0
Non-Current [member]
Investments with investee names [line items]
Disposals			18,094	7,234
Other equity securities [member] | Non-Current [member]
Investments with investee names [line items]
Disposals			$ 17,357	$ 6,901
Equinox Gold Corp. [member]
Investments with investee names [line items]
Proceeds from disposal of investments and other		$ 18,300
Equinox Gold Corp. [member] | Other equity securities [member]
Investments with investee names [line items]
Common shares received in consideration of a convertible debenture payment	$ 10,500